NOTES 6 - INCOME TAXES	3 Months Ended
Jun. 30, 2011
NOTES 6 - INCOME TAXES

6. INCOME TAXES

                                              As of June 30, 2011

Deferred tax assets:

     Net operating tax carry forwards             $ 29,994

     Other                                             0

     Valuation allowance                          $ (29,994)

Net deferred tax assets                      $    0

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry-forwards are expected to be available to reduce taxable income. As the achievement of required future taxable income is uncertain, the Company recorded a valuation allowance.